Investment in Associates and Joint Ventures (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Summary of Condensed Financial Statements

Summarized Financial Information
(millions of Canadian dollars)		As at
	September 30 2022	September 30 2021
Total assets	$797,759	$751,901

Total liabilities	746,596	680,811

(millions of Canadian dollars)	For the years ended September 30
	2022	2021
Total net revenues	$25,533	$22,731
Total net Income available to common stockholders	8,014	6,267
Total other comprehensive income (loss)	(31,223)	(5,676)
Total comprehensive income (loss)	(23,209)	591